Statutory Surplus Reserves And Restricted Net Assets (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Statutory Surplus Reserves and Restricted Net Assets [Line Items]
Net assets	$ 8,049,731	$ 3,235,308
Minimum [Member]
Statutory Surplus Reserves and Restricted Net Assets [Line Items]
Percentage of statutory surplus reserve	10.00%
Maximum [Member]
Statutory Surplus Reserves and Restricted Net Assets [Line Items]
Percentage of statutory surplus reserve	50.00%